Borrowings Under Repurchase Agreements	9 Months Ended
Sep. 30, 2016
Borrowings Under Repurchase Agreements
Borrowings Under Repurchase Agreements

Note 13 – Borrowings Under Repurchase Agreements

As of September 30, 2016 and December 31, 2015 the Company had master repurchase agreements with six counterparties and had outstanding borrowings of $581.8 million and $644.1 million with those counterparties, respectively. Our repurchase agreements bear interest at a contractually agreed-upon rate and typically have initial terms of one month at inception, but in some cases may have initial terms that are shorter or longer.

The following table presents certain characteristics of our repurchase agreements at September 30, 2016:

		Weighted	Weighted
	Repurchase	Average	Average
	Agreement	Borrowing	Remaining
(In Thousands)	Borrowings	Rate	Maturity (days)
Securities financed:
Short term investments	$249,795	0.5%	5
Loans, held-for-investment / Loans, held at fair value	321,986	3.2	152
Mortgage backed securities	9,992	3.0	94
Total securities financed	$581,773	1.8%	86

The following table presents certain characteristics of our repurchase agreements at December 31, 2015:

		Weighted	Weighted
	Repurchase	Average	Average
	Agreement	Borrowing	Remaining
(In Thousands)	Borrowings	Rate	Maturity (days)
Securities financed:
Short term investments	$249,745	0.4%	13
Loans, held-for-investment / Loans, held at fair value	216,568	2.9	254
Mortgage backed securities	177,824	2.1	14
Total securities financed	$644,137	1.7%	93

The following table presents contractual maturity information about our borrowings under repurchase agreements at the consolidated balance sheet dates:

	September 30, 2016		December 31, 2015
		Weighted		Weighted
	Balance	Average	Balance	Average
Time Until Contractual Maturity	(In Thousands)	Interest Rate	(In Thousands)	Interest Rate
Within 30 days	$299,229	0.4%	$444,303	1.2%
Over 30 days to 60 days	5,226	2.8	—	—
Over 60 days to 90 days	169,962	3.2	39,214	2.6
Over 90 days to 120 days	—	—	—	—
Over 120 days to 360 days	65,021	3.7	140,323	3.0
Over 360 days	42,335	3.5	20,297	3.2
Total	$581,773	1.8%	$644,137	1.7%

The following table presents the carry value or fair value of collateral positions the Company pledged with respect to the Company’s borrowings under repurchase agreements at September 30, 2016:

				Fair Value of
	Assets			Assets Pledged
	Pledged at	Amortized	Accrued	and Accrued
(In Thousands)	Fair Value	Cost	Interest	Interest
Collateral pledged:
Short term investments	$249,997	$249,878	$—	$249,997
Loans, held-for-investment / Loans, held at fair value	406,457	406,457	2,259	408,716
Mortgage backed securities	13,332	13,368	21	13,353
Retained interest in assets of consolidated VIEs	76,018	76,018	490	76,508
Total collateral pledged	$745,804	$745,721	$2,770	$748,574

The following table presents the carry value or fair value of collateral positions the Company pledged with respect to the Company’s borrowings under repurchase agreements at December 31, 2015:

				Fair Value of
	Assets			Assets Pledged
	Pledged at	Amortized	Accrued	and Accrued
(In Thousands)	Fair Value	Cost	Interest	Interest
Collateral pledged:
Short term investments	$249,989	$249,988	$—	$249,989
Loans, held-for-investment / Loans, held at fair value	228,944	225,803	1,281	230,225
Mortgage backed securities	209,468	213,392	988	210,456
Retained interest in assets of consolidated VIEs	88,298	88,298	500	88,798
Total collateral pledged	$776,699	$777,481	$2,769	$779,468